Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Taxes [Abstract]
Schedule of Components of the Provision for Federal Income Taxes

	Years Ended December 31,
	2018	2017
	(In Thousands)
Current	$2,529	$3,822
Change in corporate tax rate	-	3,060
Deferred	24	(331)
	$2,553	$6,551

Schedule of Effective Income Tax Rate Reconciliation

	Percentage of Income
	before Income Taxes
	Years Ended December 31,
	2018	2017
Tax at statutory rates	21.0%	35.0%
Tax exempt interest income, net of interest expense disallowance	(4.9)	(9.6)
Incentive stock options	0.2	0.2
Earnings and proceeds on life insurance	(1.1)	(2.7)
Change in corporate tax rate	-	20.8
Other	0.6	0.7

	15.8%	44.4%

Schedule of Deferred Tax Assets and Liabilties

	2018	2017
	(In Thousands)
Deferred tax assets:
Allowance for loan losses	$1,775	$1,603
Deferred compensation	766	775
Core deposit intangible	278	232
Prepaid expenses	90	125
Pension liability	263	384
Foreclosed real estate valuation allowance	20	7
AMT tax credit carryforward	260	260
Net operating loss carryforward	1,173	1,249
Net unrealized loss on securities	1,477	808
Other	95	92
Total Deferred Tax Assets	6,197	5,535

Deferred tax liabilities:
Premises and equipment	223	210
Deferred loan fees	186	142
Net unrealized gain on pension liability	43	99
Purchase price adjustment	321	303

Total Deferred Tax Liabilities	773	754

Net Deferred Tax Asset	$5,424	$4,781